Long Term Debt Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 14,336
2016	19,064
2017	317,349
2018	486,383
2019	55
Thereafter	748,208
Total	$ 1,585,395	$ 1,030,921